UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/09

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.):    [ ] is a restatement
                                           [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Holland Capital Management LLC
Address: One N. Wacker Drive, Suite 700
         Chicago, IL 60606


Form 13F File Number:  28-04636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Susan Chamberlain
Title:   CCO
Phone:   312-553-4844

Signature, Place, and Date of Signing:

      /s/Susan Chamberlain         Chicago, IL         07/31/09
      --------------------         -----------         --------
          [Signature]             [City, State]         [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28-
         [Repeat as necessary.]

                           HOLLAND CAPITAL MANAGEMENT

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 06/30/09

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   79

FORM 13F INFORMATION TABLE VALUE TOTAL:   $1,095,992
                                          (thousands)

LIST OF OTHER INCLUDED MANAGERS:

NO. 13F FILE NUMBER NAME

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems                  cs               00724f101    34082  1204325 SH       Sole                                    1204325
Advance Auto Parts             cs               00751y106     1153    27800 SH       Sole                                      27800
Affiliated Computer Services   cs               008190100    17918   403375 SH       Sole                                     403375
AFLAC                          cs               001055102    11488   369500 SH       Sole                                     369500
Alberto-Culver                 cs               013078100     1956    76900 SH       Sole                                      76900
American Tower                 cs               029912201    24558   778875 SH       Sole                                     778875
Apple                          cs               037833100    47682   334775 SH       Sole                                     334775
Automatic Data Processing      cs               053015103     8895   250975 SH       Sole                                     250975
BioMarin                       cs               09061g101     1866   119550 SH       Sole                                     119550
BJ Services Company            cs               055482103     1878   137750 SH       Sole                                     137750
BlackRock                      cs               09247x101     6881    39225 SH       Sole                                      39225
Burlington Northern            cs               12189T104    27425   372925 SH       Sole                                     372925
Cisco Systems                  cs               17275r102    30832  1653175 SH       Sole                                    1653175
Citrix Systems                 cs               177376100    53242  1669550 SH       Sole                                    1669550
Copart, Inc.                   cs               217204106     3110    89700 SH       Sole                                      89700
Costco                         cs               22160k105    13713   299550 SH       Sole                                     299550
Covidien                       cs               G2554F105    20727   553600 SH       Sole                                     553600
CVS Caremark                   cs               126650100    17860   560400 SH       Sole                                     560400
Diageo ADR                     cs               25243Q205    12778   223200 SH       Sole                                     223200
Disney                         cs               254687106    15058   645425 SH       Sole                                     645425
Donaldson                      cs               257651109     2165    62500 SH       Sole                                      62500
Estee Lauder                   cs               518439104     1446    44250 SH       Sole                                      44250
Expeditors International       cs               302130109    21228   636725 SH       Sole                                     636725
Exxon Mobil                    cs               30231G102     9775   139825 SH       Sole                                     139825
FactSet Research Systems       cs               303075105     1344    26950 SH       Sole                                      26950
Fiserv, Inc.                   cs               337738108     2180    47700 SH       Sole                                      47700
FormFactor                     cs               346375108     1644    95150 SH       Sole                                      95150
General Electric               cs               369604103      318    27125 SH       Sole                                      27125
Genzyme Corporation            cs               372917104    16079   288825 SH       Sole                                     288825
Global Payments                cs               37940X102     2090    55800 SH       Sole                                      55800
Google                         cs               38259p508    27009    64065 SH       Sole                                      64065
H.J. Heinz                     cs               423074103     6246   174950 SH       Sole                                     174950
Halliburton Company            cs               406216101    32296  1560175 SH       Sole                                    1560175
Healthcare Services Group      cs               421906108     1158    64750 SH       Sole                                      64750
Honeywell International        cs               438516106    18870   600950 SH       Sole                                     600950
Hospira                        cs               441060100    27267   707875 SH       Sole                                     707875
Intel                          cs               458140100    12813   774200 SH       Sole                                     774200
Intl Business Machines         cs               459200101    26896   257575 SH       Sole                                     257575
Iron Mountain                  cs               462846106     3016   104900 SH       Sole                                     104900
Jacobs Engineering Group       cs               469814107     2178    51750 SH       Sole                                      51750
Kansas City Southern           cs               485170302      847    52550 SH       Sole                                      52550
Kohl's Corporation             cs               500255104     7911   185050 SH       Sole                                     185050
Laboratory Corporation of Amer cs               50540R409    21350   314950 SH       Sole                                     314950
Linear Technology              cs               535678106     1156    49500 SH       Sole                                      49500
McCormick & Co.                cs               579780206     2550    78400 SH       Sole                                      78400
McKesson Corporation           cs               58155q103    23104   525100 SH       Sole                                     525100
Microsoft                      cs               594918104    37619  1582620 SH       Sole                                    1582620
MSC Industrial Direct          cs               553530106     8932   251750 SH       Sole                                     251750
NIKE                           cs               654106103    13166   254275 SH       Sole                                     254275
Noble Corporation              cs               H5833N103    13792   455950 SH       Sole                                     455950
Occidental Petroleum           cs               674599105    34593   525650 SH       Sole                                     525650
optionsXpress                  cs               684010101     1219    78500 SH       Sole                                      78500
Paychex                        cs               704326107      905    35925 SH       Sole                                      35925
PepsiCo                        cs               713448108    21187   385500 SH       Sole                                     385500
Portfolio Recovery Associates  cs               73640q105     1359    35100 SH       Sole                                      35100
Praxair                        cs               74005p104    17176   241675 SH       Sole                                     241675
Procter & Gamble               cs               742718109    22761   445425 SH       Sole                                     445425
QUALCOMM                       cs               747525103    17344   383725 SH       Sole                                     383725
Questar Corporation            cs               748356102    12298   395950 SH       Sole                                     395950
Range Resources                cs               75281A109    25680   620150 SH       Sole                                     620150
Roper Industries               cs               776696106    15018   331450 SH       Sole                                     331450
Ross Stores                    cs               778296103     2098    54350 SH       Sole                                      54350
Schering-Plough                cs               806605101    11509   458150 SH       Sole                                     458150
Sigma-Aldrich                  cs               826552101     1995    40250 SH       Sole                                      40250
Smith International            cs               832110100     1692    65696 SH       Sole                                      65696
Southwestern Energy            cs               845467109    29981   771700 SH       Sole                                     771700
Suntech Power ADR              cs               86800c104    17664   989050 SH       Sole                                     989050
Symantec Corporation           cs               871503108    11420   733000 SH       Sole                                     733000
TD Ameritrade                  cs               87236y108    24116  1374120 SH       Sole                                    1374120
Tiffany & Co.                  cs               886547108      929    36650 SH       Sole                                      36650
Total Systems Services         cs               891906109      813    60750 SH       Sole                                      60750
United Technologies            cs               913017109    13115   252400 SH       Sole                                     252400
UPS                            cs               911312106     9848   197000 SH       Sole                                     197000
Visa                           cs               92826c839    20918   335975 SH       Sole                                     335975
Wal-Mart Stores                cs               931142103    13965   288300 SH       Sole                                     288300
Waters Corporation             cs               941848103     3899    75750 SH       Sole                                      75750
XTO Energy                     cs               98385X106    34160   895646 SH       Sole                                     895646
Yum! Brands                    cs               988498101    27468   823875 SH       Sole                                     823875
Zebra Technologies             cs               989207105     1313    55500 SH       Sole                                      55500